                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:    May 31, 2021
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number  811-04708
                                  ---------------------------------------------

                            SunAmerica Income Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  Harborside 5
                         185 Hudson Street, Suite 3300
                         Jersey City, New Jersey 07311
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             (Address of principal executive offices)  (Zip code)

                                   John Genoy
            President and Principal Executive Officer of the Funds
                                  SunAmerica
                              Asset Management LLC
                                  Harborside 5
                         185 Hudson Street, Suite 3300
                         Jersey City, New Jersey 07311
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   201-324-6414
                                                    ---------------------------
Date of fiscal year end:  03/31
                        -----------------------
Date of reporting period:  07/01/2020-06/30/2021
                         ----------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policy making roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04708
Reporting Period: 07/01/2020 - 06/30/2021
SunAmerica Income Funds









=========================== AIG Flexible Credit Fund ===========================


CLEAR CHANNEL OUTDOOR HOLDINGS, INC.

Ticker:       CCO            Security ID:  18453H106
Meeting Date: MAY 05, 2021   Meeting Type: Annual
Record Date:  MAR 09, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director C. William Eccleshare    For       For          Management
1.2   Elect Director Lisa Hammitt             For       For          Management
1.3   Elect Director Mary Teresa Rainey       For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Amend Omnibus Stock Plan                For       For          Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management


--------------------------------------------------------------------------------

IHEARTMEDIA, INC.

Ticker:       IHRT           Security ID:  45174J509
Meeting Date: APR 21, 2021   Meeting Type: Annual
Record Date:  MAR 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard J. Bressler      For       For          Management
1.2   Elect Director Kamakshi                 For       For          Management
      Sivaramakrishnan
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Approve Omnibus Stock Plan              For       For          Management


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LEAR CORPORATION

Ticker:       LEA            Security ID:  521865204
Meeting Date: MAY 20, 2021   Meeting Type: Annual
Record Date:  MAR 26, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Mei-Wei Cheng            For       For          Management
1b    Elect Director Jonathan F. Foster       For       For          Management
1c    Elect Director Bradley M. Halverson     For       For          Management
1d    Elect Director Mary Lou Jepsen          For       For          Management
1e    Elect Director Roger A. Krone           For       For          Management
1f    Elect Director Patricia L. Lewis        For       For          Management
1g    Elect Director Kathleen A. Ligocki      For       For          Management
1h    Elect Director Conrad L. Mallett, Jr.   For       For          Management
1i    Elect Director Raymond E. Scott         For       For          Management
1j    Elect Director Gregory C. Smith         For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation




=========================== AIG Strategic Bond Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



===================== AIG U.S. Government Securities Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                 SIGNATURES


        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                SunAmerica Income Funds

By (Signature and Title)*:  /s/ John Genoy
                            ----------------------------------------------------
                            Name: John Genoy
                            Title: President and Principal Executive Officer
                                   of the Funds

Date:  August 30, 2021

* Print the name and title of each signing officer under his or her signature.